                               GUARDIAN PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                                                                    NBAMTSA70698

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio
   The results for the first six months of AMT Guardian's existence have been gratifying both in absolute terms and relative to the market. At the risk of sounding like spoilsports, we would caution that these results should not be extrapolated into the future.
   What is commonly referred to as "The Market" has, to our minds, become increasingly narrow as the year has progressed. This lack of breadth has been a source of frustration to most money managers since the handful of stocks driving the S&P "500" 's* performance are well outside the valuation parameters most investment professionals feel comfortable with. The good news, in our opinion, is that while the averages appear high in terms of valuation, there are several neglected areas that offer real value.
   The strategy we are employing is to go where we perceive these opportunities to be. Using this approach, we have assembled a portfolio with an overall price-to-earnings ratio some 35% lower than that of the S&P "500". Despite this valuation discount, we believe our portfolio's potential for earnings increases exceeds that of the S&P "500", although there can be no assurance of this.
   We continue to find value in the financial and automotive sectors, and industries in these two areas account for slightly more than half of the portfolio's assets. We are cautiously increasing exposure to our technology holdings -- a group that has been hard hit by the difficulties in Asia -- and these stocks now account for slightly over 10% of our assets.
   The broader picture we see at the current time is mixed. On the one hand, low inflation and declining interest rates continue to drive valuations upward. On the other hand, the difficulties in Asia seem destined to pressure U.S.
companies' earnings. In this environment, we will, as always, focus our attention on individual stock selection.

Sincerely,

       [SIG]                              [SIG]

Kent Simons and Kevin Risen
PORTFOLIO CO-MANAGERS

*The  S&P  "500"  Index  is  an  unmanaged  index  generally  considered  to  be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger&Berman Management Inc.-Registered Trademark- and include reinvestment of all dividend and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

 The composition, industries and holdings are subject to change. The Portfolio is invested in a wide array of securities and no single holding makes up more than a small fraction of its total assets.

 Past performance is no guarantee of future results and shares when redeemed may be worth more or less than their original cost.

 The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                       June 30,
                                                         1998
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  46,662,889
      Receivable for Trust shares sold                    323,123
      Deferred organization costs (Note A)                  9,041
                                                    --------------
                                                       46,995,053
                                                    --------------
LIABILITIES
      Accrued expenses                                     23,281
      Payable to administrator -- net (Note B)              3,417
      Payable for Trust shares redeemed                       200
                                                    --------------
                                                           26,898
                                                    --------------
NET ASSETS at value                                 $  46,968,155
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       3,269
      Paid-in capital in excess of par value           46,475,702
      Accumulated undistributed net investment
       income                                              57,078
      Accumulated net realized gains on investment        252,628
      Net unrealized appreciation in value of
       investment                                         179,478
                                                    --------------
NET ASSETS at value                                 $  46,968,155
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      3,269,327
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $14.37
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1998
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $   128,892
                                                    ------------
    Expenses:
      Administration fee (Note B)                        21,089
      Shareholder reports                                15,302
      Custodian fees                                      4,959
      Amortization of deferred organization and
       initial offering expenses (Note A)                   966
      Trustees' fees and expenses                           409
      Auditing fees                                         178
      Legal fees                                             40
      Miscellaneous                                         501
      Expenses from Series (Notes A & B)                 60,997
                                                    ------------
        Total expenses                                  104,441
      Expenses reimbursed by administrator and
       reduced by custodian fee expense offset
       arrangement (Note B)                             (34,144)
                                                    ------------
        Total net expenses                               70,297
                                                    ------------
        Net investment income                            58,595
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities          253,817
    Change in net unrealized appreciation of
     investment securities                              161,490
                                                    ------------
        Net gain on investments from Series (Note
     A)                                                 415,307
                                                    ------------
        Net increase in net assets resulting from
     operations                                     $   473,902
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                           Period from
                                                           November 3,
                                                              1997
                                                          (Commencement
                                           Six Months          of
                                              Ended        Operations)
                                            June 30,           to
                                              1998        December 31,
                                           (UNAUDITED)        1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     58,595    $        459
    Net realized gain (loss) on
      investments from Series (Note A)         253,817          (1,189)
    Change in net unrealized
      appreciation of investments from
      Series (Note A)                          161,490          17,988
                                          -----------------------------
    Net increase in net assets resulting
      from operations                          473,902          17,258
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                       (1,976)             --
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               47,474,599         550,096
    Proceeds from reinvestment of
      dividends                                  1,976              --
    Payments for shares redeemed            (1,547,666)            (34)
                                          -----------------------------
    Net increase from Trust share
      transactions                          45,928,909         550,062
                                          -----------------------------
NET INCREASE IN NET ASSETS                  46,400,835         567,320
NET ASSETS:
    Beginning of period                        567,320              --
                                          -----------------------------
    End of period                         $ 46,968,155    $    567,320
                                          -----------------------------
    Accumulated undistributed net
      investment income at end of period  $     57,078    $        459
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                     3,327,831          53,906
    Issued on reinvestment of dividends            162              --
    Redeemed                                  (112,569)             (3)
                                          -----------------------------
    Net increase in shares outstanding       3,215,424          53,903
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Guardian Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Guardian Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Fund had no operations until November 3, 1997, other than matters relating to its organization and registration as a series of the Trust. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Guardian Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Funds are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
       The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Guardian Portfolio

5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At June 30, 1998, the unamortized balance of such expenses amounted to $9,041.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("N&B Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   N&B Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to N&B Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets (the "Expense Limitation"). This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1998, such excess expenses amounted to $34,013. The Fund has agreed to repay N&B Management through December 31, 1999, for its excess Operating Expenses previously reimbursed by N&B Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $131.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months  ended June 30, 1998,  additions and reductions in  the
Fund's   investment  in  its  Series   amounted  to  $46,460,196  and  $844,325,
respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                               Six Months           Period from
                                                 Ended              November 3,
                                                June 30,              1997(2)
                                                  1998            to December 31,
                                              (UNAUDITED)              1997
                                            --------------------------------------
Net Asset Value, Beginning of Period                $10.52              $10.00
                                            --------------------------------------
Income From Investment Operations
    Net Investment Income                              .06                 .01
    Net Gains or Losses on Securities
 (both realized and unrealized)                       3.80                 .51
                                            --------------------------------------
      Total From Investment Operations                3.86                 .52
                                            --------------------------------------
Less Distributions
    Dividends (from net investment
 income)                                              (.01)                 --
                                            --------------------------------------
Net Asset Value, End of Period                      $14.37              $10.52
                                            --------------------------------------
Total Return(3)(4)                                  +36.71%              +5.20%
                                            --------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
 millions)                                          $ 47.0              $  0.6
                                            --------------------------------------
    Ratio of Gross Expenses to Average
 Net Assets(5)(6)                                     1.00%               1.06%
                                            --------------------------------------
    Ratio of Net Expenses to Average Net
 Assets(6)(7)                                         1.00%               1.00%
                                            --------------------------------------
    Ratio of Net Investment Income to
 Average Net Assets(6)(7)                              .83%                .98%
                                            --------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          Guardian Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The date investment operations commenced.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) Not annualized.
5) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.
7) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been higher and lower, respectively.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
          AMT Guardian Investments

 Number                                      Market
of Shares                                   Value(1)
---------                                  -----------
           COMMON STOCKS (92.6%)
AGRICULTURE (1.5%)
    9,000  Potash Corp. of Saskatchewan    $   680,062
                                           -----------
AUTOMOTIVE (10.5%)
   15,000  Borg-Warner Automotive              720,938
   27,800  Cabot Corp.                         898,287
   26,500  General Motors                    1,770,531
   12,000  Lear Corp.                          615,750
   23,000  LucasVarity PLC ADR                 915,688
                                           -----------
                                             4,921,194
                                           -----------
BANKING (11.8%)
   23,000  Banc One                          1,283,688
   22,000  BankBoston Corp.                  1,223,750
   24,000  Chase Manhattan                   1,812,000
    8,000  CITICORP                          1,194,000
                                           -----------
                                             5,513,438
                                           -----------
BUILDING, CONSTRUCTION & REFURNISHING (2.2%)
   50,000  D.R. Horton                       1,043,750
                                           -----------
CONSUMER GOODS & SERVICES (4.0%)
   67,000  Cendant Corp.                     1,398,625
   10,000  Kimberly-Clark                      458,750
                                           -----------
                                             1,857,375
                                           -----------
ELECTRONICS (1.7%)
   10,000  Novellus Systems                    356,875
   12,000  SCI Systems                         451,500
                                           -----------
                                               808,375
                                           -----------
FINANCIAL SERVICES (20.5%)
   43,000  ADVANTA Corp. Class B               854,625
    5,000  Associates First Capital            384,375
    7,500  Beneficial Corp.                  1,148,906
    5,600  Capital One Financial               695,450
   35,000  Countrywide Credit Industries     1,776,250
    6,000  Hartford Financial Services
           Group                               686,250
   14,000  Heller Financial                    420,000
   50,000  IndyMac Mortgage Holdings         1,137,500
   11,000  Merrill Lynch                     1,014,750

 Number                                      Market
of Shares                                   Value(1)
---------                                  -----------
    8,000  Morgan Stanley Dean Witter      $   731,000
   12,000  Travelers Group                     727,500
                                           -----------
                                             9,576,606
                                           -----------
GAS (1.0%)
   10,000  Praxair, Inc.                       468,125
                                           -----------
HEALTH CARE (7.8%)
   15,000  Foundation Health Systems           395,625
   25,000  Humana Inc.                         779,687
    4,000  PacifiCare Health Systems
           Class A                             338,000
   20,000  Trigon Healthcare                   723,750
   19,000  Wellpoint Health Networks         1,406,000
                                           -----------
                                             3,643,062
                                           -----------
HEAVY INDUSTRY (1.3%)
   20,000  UCAR International                  583,750
                                           -----------
INDUSTRIAL GOODS & SERVICES (5.3%)
   11,000  American Standard                   491,562
   10,000  Crown Cork & Seal                   475,000
   14,000  Millennium Chemicals                474,250
   23,000  U.S. Filter                         645,438
    7,900  USA Waste Services                  390,063
                                           -----------
                                             2,476,313
                                           -----------
INSURANCE (9.2%)
   13,500  Aetna Inc.                        1,027,687
   12,500  LaSalle Re Holdings                 473,438
   10,000  RenaissanceRe Holdings              463,125
   15,000  St. Paul Cos.                       630,938
   40,000  Travelers Property Casualty       1,715,000
                                           -----------
                                             4,310,188
                                           -----------
RETAIL (2.8%)
   12,000  Barnes & Noble                      449,250
   30,000  Furniture Brands International      841,875
                                           -----------
                                             1,291,125
                                           -----------
TECHNOLOGY (9.4%)
   21,500  Applied Materials                   634,250
   33,500  Atmel Corp.                         456,437
   31,000  Compaq Computer                     879,625
   35,000  National Semiconductor              461,563

Advisers Managers Trust                                June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

          AMT Guardian Investments

 Number                                      Market
of Shares                                   Value(1)
---------                                  -----------
   30,000  Rational Software               $   457,500
   34,500  Teradyne, Inc.                      922,875
   10,000  Texas Instruments                   583,125
                                           -----------
                                             4,395,375
                                           -----------
TRANSPORTATION (3.6%)
   22,000  Northwest Airlines                  848,375
   10,200  US Airways Group                    808,350
                                           -----------
                                             1,656,725
                                           -----------
           TOTAL COMMON STOCKS
           (COST $43,045,985)               43,225,463
                                           -----------
Principal
 Amount
---------
           U.S. TREASURY SECURITIES
           (5.8%)
$2,710,000 U.S. Treasury Bills, 4.82% &
           4.87%, due 7/16/98 & 8/20/98
           (COST $2,692,050)                 2,692,050(2)
                                           -----------
Principal                                    Market
  Amount                                    Value(1)
---------                                  -----------
           SHORT-TERM INVESTMENTS (5.1%)
$1,090,000 General Electric Capital
           Corp., 5.55%, due 7/6/98        $ 1,090,000(2)
1,289,791  N&B Securities Lending Quality
           Fund, LLC                         1,289,791(2)
                                           -----------
           TOTAL SHORT-TERM INVESTMENTS
           (COST $2,379,791)                 2,379,791
                                           -----------
           TOTAL INVESTMENTS (103.5%)
           (COST $48,117,826)               48,297,304(3)
           Liabilities, less cash,
           receivables and other assets
           [(3.5%)]                         (1,634,414)
                                           -----------
           TOTAL NET ASSETS (100.0%)       $46,662,890
                                           -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Guardian Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method that the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At cost, which approximates market value.
3) At June 30, 1998, the cost of investments for Federal income tax purposes was $48,117,826. Gross unrealized appreciation of investments was $1,912,948 and gross unrealized depreciation of investments was $1,733,470, resulting in net unrealized appreciation of $179,478, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                       June 30,
                                                         1998
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  48,297,304
      Cash                                                  4,197
      Receivable for securities sold                      441,100
      Dividends and interest receivable                    29,853
      Deferred organization costs (Note A)                 11,887
      Other assets                                             42
                                                    --------------
                                                       48,784,383
                                                    --------------
LIABILITIES
      Payable for collateral on securities loaned
       (Note A)                                         1,289,791
      Payable for securities purchased                    798,744
      Payable to investment manager (Note B)               19,507
      Accrued expenses                                     13,451
                                                    --------------
                                                        2,121,493
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  46,662,890
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  46,483,412
      Net unrealized appreciation in value of
       investment securities                              179,478
                                                    --------------
NET ASSETS                                          $  46,662,890
                                                    --------------
*Cost of investments                                $  48,117,826
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1998
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $    63,948
      Interest income                                    66,313
      Foreign taxes withheld (Note A)                    (1,369)
                                                    ------------
        Total income                                    128,892
                                                    ------------
    Expenses:
      Investment management fee (Note B)                 38,696
      Custodian fees (Note B)                            14,443
      Accounting fees                                     4,960
      Amortization of deferred organization and
       initial offering expenses (Note A)                   925
      Auditing fees                                         641
      Trustees' fees and expenses                           410
      Legal fees                                            358
      Miscellaneous                                         564
                                                    ------------
        Total expenses                                   60,997
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (131)
                                                    ------------
        Total net expenses                               60,866
                                                    ------------
        Net investment income                            68,026
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                               253,817
    Change in net unrealized appreciation of
     investment securities                              161,490
                                                    ------------
        Net gain on investments                         415,307
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   483,333
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                           Period from
                                                           November 3,
                                                              1997
                                                          (Commencement
                                           Six Months          of
                                              Ended        Operations)
                                            June 30,           to
                                              1998        December 31,
                                           (UNAUDITED)        1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income (loss)          $     68,026    $     (3,529)
    Net realized gain (loss) on
      investments                              253,817          (1,189)
    Change in net unrealized
      appreciation of investments              161,490          17,988
                                          -----------------------------
    Net increase in net assets resulting
      from operations                          483,333          13,270
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               46,460,196         550,450
    Reductions                                (844,325)            (34)
                                          -----------------------------
    Net increase in net assets resulting
      from transactions in investors'
      beneficial interests                  45,615,871         550,416
                                          -----------------------------
NET INCREASE IN NET ASSETS                  46,099,204         563,686
NET ASSETS:
    Beginning of period                        563,686              --
                                          -----------------------------
    End of period                         $ 46,662,890    $    563,686
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Guardian Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Guardian Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. The Series had no operations until November 3, 1997, other than matters relating to its organization and registration as a series of Managers Trust. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
       The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1998, the unamortized balance of such expenses amounted to $11,887.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series makes security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. Prior to June 1, 1998, the Series made securities loans to Neuberger&Berman, LLC ("Neuberger"), the Series' principal broker and sub-adviser. These loans were made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Series received cash as collateral against the lent securities, which was maintained at not less than 100% of the market value of the lent securities during the

Advisers Managers Trust                                June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
          AMT Guardian Investments
   period of the loan. The Series received income earned on the lent securities and a portion of the income earned on the cash collateral. During the six months ended June 30, 1998, the Series lent securities to Neuberger. Effective June 1, 1998, the Series entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Series receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Series invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"). Income earned on the investment vehicle is paid to Morgan monthly. The Series receives a fee, payable monthly, negotiated by the Series and Morgan, based on the number and duration of the lending transactions. At June 30, 1998, the value of the securities loaned and the value of the collateral were $1,283,120 and $1,289,791, respectively.
9) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("N&B Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $131.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1998, there were purchase and sale transactions (excluding short-term securities) of $50,987,800 and $8,680,455, respectively.
   During the six months ended June 30, 1998, brokerage commissions on securities transactions amounted to $62,509, of which Neuberger received $42,642, and other brokers received $19,867.
   In addition, Neuberger's share of the total interest income earned for the six months ended June 30, 1998, from the collateralization of securities loaned to or through Neuberger was $0.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                              Six Months           Period from
                                                 Ended             November 3,
                                               June 30,              1997(1)
                                                 1998            to December 31,
                                              (UNAUDITED)             1997
                                            -------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)(3)                               .87%              9.59%
                                            -------------------------------------
    Net Expenses(3)                                    .87%              9.53%
                                            -------------------------------------
    Net Investment Income (Loss)(3)                    .97%             (7.55%)
                                            -------------------------------------
Portfolio Turnover Rate                                 60%                12%
                                            -------------------------------------
Average Commission Rate Paid                       $0.0550            $0.0550
                                            -------------------------------------
Net Assets, End of Period (in millions)              $46.7               $0.6
                                            -------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.